Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands					4 Months Ended	12 Months Ended
	Dec. 18, 2018 $ / shares shares	Dec. 10, 2018 $ / shares shares	Dec. 09, 2018 USD ($) Vote $ / shares shares	May 24, 2013 $ / shares	Mar. 31, 2019 Vote shares	Mar. 31, 2022 USD ($) Vote $ / shares shares	Mar. 31, 2022 CNY (¥) Vote shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2020 USD ($) $ / shares shares	Aug. 26, 2021 USD ($)	Sep. 13, 2020 USD ($)	May 28, 2020 USD ($)	May 30, 2019 USD ($)	Mar. 31, 2018 $ / shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares				$ 0.00001
Number of shares subdivided into for each share				100
Ordinary shares, shares authorized			50,000,000,000
Authorized share capital | $			$ 500,000
Ordinary Shares issued, price per share | $ / shares										$ 0.1
Minimum percentage threshold of ownership in the Company where Tencent has vote power						50.00%	50.00%
Open Market
Class of Stock [Line Items]
Repurchase of ordinary shares value								$ 3,642	¥ 24,362
Stock repurchase weighted average price | $ / shares								$ 0.08
From Certain Shareholders
Class of Stock [Line Items]
Repurchase of ordinary shares						25,644,050	25,644,050
Repurchase of ordinary shares value						$ 1,502	¥ 9,689	$ 13,799	95,496
Stock repurchase weighted average price | $ / shares						$ 0.06		$ 0.09
American Depository Shares [Member]
Class of Stock [Line Items]
Stock repurchase authorized value | $											$ 10,000	$ 10,000	$ 10,000	$ 15,000
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares			$ 0.00001			$ 0.00001		$ 0.00001
Ordinary shares, shares authorized			49,000,000,000			49,000,000,000		49,000,000,000
Ordinary shares, shares issued					2,371,289,450	2,433,353,800		2,432,015,450
Ordinary shares, shares outstanding					2,371,289,450	2,190,737,700		2,215,043,400
Number of votes each ordinary share is entitled | Vote						1	1
Repurchase of ordinary shares										10,456,075
Repurchase of ordinary shares value									¥ 6,566	$ 951
Stock repurchase weighted average price | $ / shares										$ 0.09
Class A Ordinary Shares | Open Market
Class of Stock [Line Items]
Repurchase of ordinary shares						80,656,025	80,656,025	44,555,900	44,555,900
Repurchase of ordinary shares value						$ 6,095	¥ 40,617
Stock repurchase weighted average price | $ / shares						$ 0.08
Class A Ordinary Shares | From Certain Shareholders
Class of Stock [Line Items]
Repurchase of ordinary shares						161,960,075	161,960,075	161,960,075	161,960,075
Repurchase of ordinary shares value						$ 13,799	¥ 95,496
Stock repurchase weighted average price | $ / shares						$ 0.09
Class A Ordinary Shares | IPO
Class of Stock [Line Items]
Ordinary Shares issued		118,750,000
Ordinary Shares issued, price per share | $ / shares		$ 0.56
Class A Ordinary Shares | Over-Allotment Option
Class of Stock [Line Items]
Ordinary Shares issued	2,122,750
Ordinary Shares issued, price per share | $ / shares	$ 0.56
Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares			$ 0.00001			$ 0.00001		$ 0.00001
Ordinary shares, shares authorized			500,000,000			500,000,000		500,000,000
Ordinary shares, shares issued					303,234,004	303,234,004		303,234,004
Ordinary shares, shares outstanding					303,234,004	303,234,004		303,234,004
Number of votes each ordinary share is entitled | Vote			1		30
Class C Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares															$ 0.00001
Other Classes of Stock
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares			$ 0.00001
Ordinary shares, shares authorized			500,000,000